Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2018	Dec. 31, 2016
Operations
Allocated expenses from SINA	$ 51,848,000	$ 47,334,000	$ 41,136,000
Interest-free loans to the VIE's shareholders	81,100,000	82,100,000
Aggregate accumulated income (loss)	33,100,000	23,200,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	2,404,220,000	1,825,865,000
Prepaid expenses and other current assets	424,905,000	168,821,000
Property and equipment, net	46,729,000	45,623,000
Operating lease assets	9,730,000
Intangible assets, net	17,524,000	21,103,000
Goodwill	28,989,000	29,346,000	13,420,000	$ 27,152,000
Long-term investments	1,027,459,000	694,586,000	452,337,000		$ 399,933,000
Total assets	4,804,186,000	3,274,682,000
Accounts payable	126,247,000	123,730,000
Accrued and other liabilities	460,872,000	317,437,000
Deferred revenues	108,783,000	99,994,000
Income taxes payable	100,245,000	88,683,000
Operating lease liability	9,997,000
Deferred tax liability	33,972,000	12,577,000
Total liabilities	2,522,367,000	1,526,544,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,766,914,000	1,718,518,000	1,150,054,000
Net income (loss)	494,675,000	571,823,000	352,590,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	631,653,000	488,007,000	539,151,000
Net cash used in investing activities	(1,201,358,000)	(254,032,000)	(815,422,000)
Net cash provided by financing activities	791,869,000	(1,415,000)	883,578,000
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs	0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries	$ 152,000,000.0	144,100,000
Term of loan agreements	10 years
Service fees revenue charged to VIE	$ 834,800,000	842,600,000	618,100,000
Term of trademark license agreements	1 year
Consolidated VIEs
Operations
Allocated expenses from SINA	$ 27,600,000	25,600,000	21,400,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	99,465,000	55,506,000
Accounts receivable	420,686,000	366,128,000
Prepaid expenses and other current assets	101,363,000	121,210,000
Amount due from SINA	116,535,000	31,787,000
Property and equipment, net	243,000	449,000
Operating lease assets	686,000
Intangible assets, net	17,524,000	21,103,000
Goodwill	28,989,000	29,346,000
Long-term investments	380,420,000	275,819,000
Deferred tax assets	10,608,000	5,778,000
Others	8,625,000	1,464,000
Total assets	1,185,144,000	908,590,000
Accounts payable	86,417,000	79,881,000
Accrued and other liabilities	254,564,000	181,188,000
Deferred revenues	66,533,000	65,531,000
Income taxes payable	28,970,000	21,170,000
Amount due to the subsidiaries of the Group	632,900,000	440,563,000
Operating lease liability	586,000
Deferred tax liability	11,453,000	11,875,000
Total liabilities	1,081,423,000	800,208,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,472,867,000	1,416,367,000	906,129,000
Net income (loss)	9,874,000	56,466,000	21,252,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	(100,987,000)	46,738,000	(66,972,000)
Net cash used in investing activities	(280,404,000)	(331,243,000)	(34,720,000)
Net cash provided by financing activities	441,952,000	292,151,000	76,232,000
Net increase (decrease) in cash and cash equivalents	60,561,000	7,646,000	(25,460,000)
Cost of revenues
Operations
Allocated expenses from SINA	22,246,000	16,824,000	13,699,000
Sales and marketing
Operations
Allocated expenses from SINA	9,770,000	11,558,000	9,732,000
Product development
Operations
Allocated expenses from SINA	13,141,000	11,688,000	11,312,000
General and administrative
Operations
Allocated expenses from SINA	$ 6,691,000	$ 7,264,000	$ 6,393,000